Subsequent Events (Details) - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 10, 2023	Jan. 09, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	May 24, 2022	May 06, 2022	Mar. 31, 2022	Mar. 17, 2022	Sep. 03, 2021	Aug. 02, 2021
Subsequent Event
Aggregate purchase price	$ 15,000,000			$ 25,000
Amount borrowed			$ 701,400		$ 786,096
Share Sale Agreement
Subsequent Event
Ordinary shares, par value									$ 0.0001
Common Class A [Member]
Subsequent Event
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001
Exercise price of warrant						$ 11.50				$ 11.50	11.50
Warrants issued upon conversion of notes								14,373,564		14,373,564
Private Placement Warrants | Common Class A [Member]
Subsequent Event
Price of warrant											$ 11.50
Number of shares per warrant											1
Private Placement Warrants | Sponsor
Subsequent Event
Number of shares per warrant							1
Exercise price of warrant							$ 11.50
2023 Sponsor Convertible Note | Common Class A [Member]
Subsequent Event
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
2023 Sponsor Convertible Note | Sponsor
Subsequent Event
Amount borrowed		$ 300,000
Maximum note value converted into warrants		$ 300,000
2023 Sponsor Convertible Note | Sponsor | Common Class A [Member]
Subsequent Event
Price of warrant		$ 1.50
2023 Sponsor Convertible Note | Private Placement Warrants | Sponsor
Subsequent Event
Conversion of convertible note into warrants		$ 300,000
Warrants issued upon conversion of notes		200,000
Subsequent Event | 2023 Sponsor Convertible Note | Common Class A [Member]
Subsequent Event
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
Subsequent Event | 2023 Sponsor Convertible Note | Sponsor
Subsequent Event
Amount borrowed		$ 300,000
Maximum note value converted into warrants		$ 300,000
Subsequent Event | 2023 Sponsor Convertible Note | Sponsor | Common Class A [Member]
Subsequent Event
Price of warrant		$ 1.50
Subsequent Event | 2023 Sponsor Convertible Note | Private Placement Warrants | Sponsor
Subsequent Event
Conversion of convertible note into warrants		$ 300,000
Warrants issued upon conversion of notes		200,000